Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Funds in trust	$ 189
Prepaid expenses	4
Government institutions	22	9
Related parties	3	3
Other		1
Total Accounts Receivable	$ 218	$ 13